CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 724,847	$ 685,866	$ 659,571
Change in unrealized losses on marketable securities:
Unrealized losses arising during the period, net of tax benefit of $1,075, $2,032 and $271, respectively	(2,793)	(5,209)	(604)
Gains reclassified into earnings, net of tax (benefits) expense of $728, $(3) and $84, respectively	(2,265)	(19)	(204)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(5,058)	(5,228)	(808)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax (expense) benefit of $(30), $(136) and $882, respectively	159	716	(4,629)
Losses (gains) reclassified into earnings, net of tax (benefit) expense of $(19), $254 and $471, respectively	(101)	1,332	2,528
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	58	2,048	(2,101)
Other comprehensive loss, net of tax	(5,000)	(3,180)	(2,909)
Comprehensive income	$ 719,847	$ 682,686	$ 656,662